FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Schedule of Gains (Losses) Recognized on Derivative Financial Instruments (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-designated foreign exchange contracts
Derivatives [Line Items]
Gains (losses) on non-designated foreign exchange contracts	$ (4)	$ (24)	$ 13	$ (10)